CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2024
Cash And Cash Equivalents
CASH AND CASH EQUIVALENTS

11. CASH AND CASH EQUIVALENTS

	2024 A$	2023 A$	2022 A$
Reconciliation of cash and cash equivalents

Cash at bank and on hand	1,020,608	7,851,197	11,731,325
Total cash and cash equivalents	1,020,608	7,851,197	11,731,325

Reconciliation of loss for the year
Reconciliation of loss for the year after income tax to net cash flows used in operating activities is as follows:
Loss for the year after income tax	(12,017,219)	(11,750,923)	(7,130,998)
Tax credit	-	158,329	32,125
Loss for the year before income tax	(12,017,219)	(11,909,252)	(7,163,123)

Adjust for non-cash items and non-operational items
Amortization and depreciation expenses	237,108	380,409	343,427
Depreciation of right-of-use of assets	297,780	296,174	235,241
Impairment of receivables	-	280,725	564,161
Impairment of goodwill	1,332,000	1,845,000	-
Share-based payments expense	124,177	125,500	437,508
Inventory written-off	-	-	30,214
Finance costs	51,622	29,515	15,215
Finance income	(119,511)	(220,161)	(36,256)

Net foreign exchange (gains) / losses	139,540	(152,963)	(244,762)
	(9,954,504)	(9,325,053)	(5,818,375)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

11. CASH AND CASH EQUIVALENTS (cont.)

	2024 A$	2023 A$	2022 A$
Reconciliation of cash and cash equivalents (cont.)

Adjust for changes in assets and liabilities
Decrease / (Increase) in trade and other receivables	(262,796)	256,213	(1,889,124)
(Increase) / Decrease in other operating assets	57,302	(232,961)	16,493
Decrease / (Increase) in inventories	119,425	72,257	(351,437)
Decrease / (Increase) in other non-current assets	-	-	97,868
(Decrease) / Increase in trade and other payables	306,845	(432,361)	2,178,301
(Decrease) / Increase in provisions	54,680	(61,190)	106,818
Net cash flows used in operating activities	(9,679,048)	(9,723,095)	(5,659,456)
Financing facilities available
As at June 30, 2024, the following financing facilities had been negotiated and were available:
Total facilities
Credit cards	188,500	188,630	190,020
Facilities used as at reporting date
Credit cards	(56,750)	(16,029)	-
Facilities unused as at reporting date
Credit cards	131,750	172,601	190,020

The Company’s main interest rate risk arises in relation to its short-term deposits with various financial institutions. If rates were to decrease, the Company may generate less interest revenue from such deposits. However, given the relatively short duration of such deposits, the associate risk is relatively minimal.

The Company has a Short-Term Investment Policy which was developed to manage the Company’s surplus cash and cash equivalents. In this context, the Company adopts a prudent approach that is tailored to cash forecasts rather than seeking high returns that may compromise access to funds as and when they are required. Under the policy, the Company deposits its surplus cash in a range of deposits over different time frames and with different institutions in order to diversify its portfolio and minimize risk.